Schedule of Principal Components of Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Deferred Tax Assets, Environmental, asset retirement obligations, and other reserves	$ 34,864	$ 34,480
Deferred Tax Assets, Inventories	5,281	4,534
Net operating loss carry forwards	62,014
Deferred Tax Assets, Other	23,111	23,399
Total deferred tax assets	125,270	62,413
Deferred Tax Liabilities, Fixed assets	442,265	332,838
Deferred Tax Liabilities, Trademarks and other intangibles	291,739	274,504
Deferred Tax Liabilities, Investments in affiliates	85,649	82,902
Deferred Tax Liabilities, Intangible Assets		2,425
Total deferred tax liabilities	819,653	692,669
Net deferred income tax liabilities	$ 694,383	$ 630,256